Debt - CCH Credit Facility (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) Rate	Dec. 31, 2019 USD ($) Rate train	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 31, 2018 USD ($)	May 01, 2018 USD ($)
Line Of Credit Facility [Line Items]
Loss on modification or extinguishment of debt		$ 41,296	$ 15,332	$ 32,480
CCH Credit Facility [Member]
Line Of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 6,100,000	$ 4,600,000
Number of Liquefaction LNG Trains | train		3
Maturity date	Jun. 30, 2024	Jun. 30, 2024
Line of Credit Facility, Date of First Quarterly Payment, Number of Months Following Project Completion		3 months
Line Of Credit Facility Amortization Period		19 years
Debt Instrument, Description of Variable Rate Basis	LIBOR or the base rate	LIBOR or the base rate
Line Of Credit Facility, Unused Capacity, Commitment Fee Percentage Of Margin On Undrawn Commitment		40.00%
Debt Instrument, Balance Required in Reserve Account, Period of Debt Service		6 months
Loss on modification or extinguishment of debt		$ 2,600	15,300
Debt Issuance Costs, Required Fees to Agents and Lenders			$ 53,300
Line of Credit Facility, Decrease, Termination	$ 6,687,000	6,687,020
CCH Credit Facility [Member] | Capital Allocation Framework
Line Of Credit Facility [Line Items]
Line of Credit Facility, Decrease, Termination		$ 152,800
CCH Credit Facility [Member] | London Interbank Offered Rate (LIBOR)
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate | Rate	1.75%	1.75%
CCH Credit Facility [Member] | Base Rate
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate | Rate	0.75%	0.75%
CCH Credit Facility [Member] | Minimum
Line Of Credit Facility [Line Items]
Debt Instrument, Fixed Charge, Coverage Ratio, Projected | Rate		1.50
Percentage of Debt Hedged by Interest Rate Derivatives		65.00%
Debt Instrument, Fixed Charge, Coverage Ratio | Rate		1.25